UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2021

DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 2/28/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2009 (Unaudited)

DWS Climate Change Fund

	Shares	Value ($)

Common Stocks 89.1%
Austria 2.3%
Andritz AG	20,497	587,349
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) "A"	21,376	662,037

(Cost $3,037,226)		1,249,386
Belgium 0.6%
Umicore (Cost $496,876)	21,250	322,025
Canada 5.6%
Canadian Hydro Developers, Inc.*	210,258	434,663
Canadian National Railway Co.	15,454	496,345
Potash Corp. of Saskatchewan, Inc.	20,850	1,750,775

Viterra, Inc.*	48,140	382,940

(Cost $3,887,318)		3,064,723
Denmark 2.2%
Vestas Wind Systems AS* (Cost $1,261,960)	26,860	1,174,470
Finland 0.8%
Fortum Oyj (Cost $621,326)	26,750	462,807
France 4.2%
Alstom SA	17,939	854,625
Nexans SA	15,260	593,226
Saft Groupe SA	20,170	463,917
Schneider Electric SA	5,908	356,217

(Cost $3,715,751)		2,267,985
Germany 12.4%
BASF SE	20,000	554,832
Bayer AG	12,527	603,328
K+S AG	12,262	552,144
Linde AG	16,500	1,065,191
Q-Cells SE*	31,465	521,962
SGL Carbon SE*	21,085	470,491
Siemens AG (Registered)	21,281	1,084,568
SMA Solar Technology AG*	7,630	299,117
Solarworld AG	62,885	1,097,210
Vossloh AG	5,272	498,777

(Cost $8,269,800)		6,747,620
Greece 0.5%
Terna Energy SA (Cost $601,962)	51,176	255,132
Ireland 0.5%
Kingspan Group PLC (Cost $586,374)	89,935	251,786
Japan 0.5%
Daikin Industries Ltd. (Cost $662,212)	12,910	281,268
Netherlands 1.2%
Ballast Nedam NV (CVA)	20,758	366,927
Imtech NV	14,700	188,189
Koninklijke Boskalis Westminster NV (CVA)	5,877	113,016

(Cost $1,380,844)		668,132
Norway 2.1%
Yara International ASA (Cost $1,241,528)	52,750	1,125,091
Portugal 1.3%
EDP - Energias de Portugal SA (Cost $1,250,031)	227,529	722,276
Spain 3.9%
Acciona SA	2,686	266,570
EDP Renovaveis SA*	22,000	161,941
Gamesa Corp. Tecnologica SA	75,433	1,005,886
Iberdrola Renovables*	172,200	700,294

(Cost $4,095,673)		2,134,691
Switzerland 6.6%
ABB Ltd. (Registered)*	99,434	1,201,951

BKW FMB Energie AG	7,436	536,154
Sulzer AG (Registered)	7,529	293,406
Syngenta AG (Registered)	7,395	1,573,878

(Cost $4,402,335)		3,605,389
United Kingdom 3.6%
AMEC PLC	35,500	275,920
Johnson Matthey PLC	24,000	335,702
PV Crystalox Solar PLC	139,795	170,314
Rotork PLC	24,473	250,241
RPS Group PLC	232,331	429,307
SIG PLC	100,288	184,586
The Weir Group PLC	67,441	333,551

(Cost $5,002,445)		1,979,621
United States 40.8%
Air Products & Chemicals, Inc.	6,050	279,812
Altair Nanotechnologies, Inc.*	58,429	47,327
American Superconductor Corp.*	37,116	499,581
Archer-Daniels-Midland Co.	11,600	309,256
Calgon Carbon Corp.*	40,330	590,834
CLARCOR, Inc.	15,502	408,633
Cooper Industries Ltd. "A"	15,361	323,963
Covanta Holding Corp.*	41,468	631,558
Cree, Inc.*	13,807	271,169
Donaldson Co., Inc.	9,893	241,488
Emerson Electric Co.	57,236	1,531,063
Ener1, Inc.*	21,400	66,982
Energy Recovery, Inc.*	74,990	473,187
Entergy Corp.	4,501	303,322
First Solar, Inc.*	11,135	1,177,415
Fluor Corp.	13,858	460,778
Fuel Tech, Inc.*	19,100	176,484
FuelCell Energy, Inc.*	59,997	165,592
General Cable Corp.*	35,000	540,050
ITC Holdings Corp.	19,456	718,510
Itron, Inc.*	13,200	589,512
ITT Corp.	7,200	268,920
Jacobs Engineering Group, Inc.*	6,250	210,875
Johnson Controls, Inc.	41,554	472,885
Kaydon Corp.	12,864	321,600
Layne Christensen Co.*	15,550	252,999
Monsanto Co.	14,580	1,112,017
MYR Group, Inc.*	20,000	268,400
Northwest Pipe Co.*	14,700	400,575
Ormat Technologies, Inc.	11,000	282,590
PG&E Corp.	7,840	299,645
Plum Creek Timber Co., Inc. (REIT)	35,038	919,047
Power Integrations, Inc.	32,265	592,063
Quanta Services, Inc.*	23,500	413,600
Rayonier, Inc.	33,221	883,679
Schlumberger Ltd.	11,300	430,078
Schnitzer Steel Industries, Inc. "A"	15,800	452,512
Shaw Group, Inc.*	25,291	590,292
SunPower Corp. "B"*	16,700	413,492
Tetra Tech, Inc.*	63,373	1,419,555

The Mosaic Co.	9,600	413,280
United Technologies Corp.	35,408	1,445,709
Waste Management, Inc.	21,000	567,000

(Cost $33,569,810)		22,237,329

Total Common Stocks (Cost $74,083,471)		48,549,731
Cash Equivalents 10.1%
Cash Management QP Trust, 0.85% (a) (Cost $5,488,768)	5,488,768	5,488,768
		% of Net Assets Value ($)

Total Investment Portfolio (Cost $79,572,239) †	99.2	54,038,499
Other Assets and Liabilities, Net	0.8	426,579

Net Assets	100.0	54,465,078

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $80,296,729. At February 28, 2009, net unrealized depreciation for all securities based on tax cost was $26,258,230. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $714,371 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $26,972,601.

(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
CVA: Certificaten Van Aandelen
REIT: Real Estate Investment Trust
At February 28, 2009, the DWS Climate Change Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Common Stocks
Industrials	26,588,252	54.8%
Materials	10,175,420	21.0%
Utilities	5,805,941	12.0%
Financials	1,802,726	3.7%
Information Technology	1,702,985	3.5%
Energy	705,998	1.4%
Consumer Staples	692,196	1.4%
Health Care	603,328	1.2%
Consumer Discretionary	472,885	1.0%
Total	48,549,731	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 25,302,052
Level 2	28,736,447
Level 3	-
Total	$ 54,038,499

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Climate Change Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Climate Change Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 22, 2009